SCUDDER
                                                                     INVESTMENTS


Regional/International Funds

Scudder New Europe Fund

Supplement dated February 11, 2003 to the currently effective prospectus dated February 7, 2003

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The portfolio managers

The following people handle the day-to-day management of the Scudder New Europe Fund.


  Alexander (Sandy) Black                     Michael Schmidt
  Managing Director of Deutsche Asset         CFA, Director of Deutsche Asset
  Management and Co-Manager of the fund.      Management and Co-Manager of
   o Joined Deutsche Asset Management         the fund.
     in 1994.                                  o Joined Deutsche Asset
   o Head of European Equity portfolio           Management in 1994.
     selection team, portfolio manager         o Head of global equity research
     Europe ex-UK & Euroland Equity, and         team for Telecom Services
     head of European Equity local               sector and portfolio manager
     research team: London.                      for European Equity and
   o MA, Cambridge University.                   European ex-UK & Euroland
   o Joined the fund in 2002.                    Equity: Frankfurt.
                                               o Joined the fund in 2002.
  Joerg Breedveld
  Managing Director of Deutsche Asset         Katrina Mitchell
  Management and Co-Manager of the fund.      Director of Deutsche Asset
   o Joined Deutsche Asset Management in      Management and Co-Manager of the
     1991 as a portfolio manager,             fund.
     previously serving as investment          o Joined Deutsche Asset
     advisor and financial analyst for           Management in 1993 as a
     German equities within Deutsche Bank        Graduate Trainee.
     Research.                                 o Portfolio manager for European
   o Head of global portfolio selection          Equity and European ex UK &
     team for Europe ex-UK and Euroland          Euroland Equity and member of
     Equities, member of European                the European Equity local
     portfolio selection team, European          research team: London.
     Mid-Cap Equity analyst and portfolio      o Joined the fund in 2002.
     manger for German and Europe
     Equities: Frankfurt.
   o Joined the fund in 2002.




February 11, 2003